Restatement of Previously Issued Audited and Unaudited Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Crescent Acquisition Corp
Summary of Restated Financial Statements

The following presents the restated financial statements as of and for the years ended December 31, 2020 and 2019.

	As of December 31, 2020 (audited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$33,015,000	$33,015,000
Forward Purchase Agreement liability	—	5,185,000	5,185,000
Total liabilities	11,362,036	38,200,000	49,562,036
Class A common stock subject to possible redemption	237,622,980	(38,200,000)	199,422,980
Class A common stock	124	382	506
Additional paid-in capital	4,748,125	13,914,932	18,663,057
Retained earnings (accumulated deficit)	251,130	(13,915,314)	(13,664,184)
Class A common stock subject to possible redemption—shares outstanding	23,762,298	(3,820,000)	19,942,298
Class A common stock—shares issued and outstanding	1,237,702	3,820,000	5,057,702

	As of December 31, 2019 (audited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$20,010,000	$20,010,000
Forward Purchase Agreement liability	—	3,396,000	3,396,000
Total liabilities	9,689,876	23,406,000	33,095,876
Class A common stock subject to possible redemption	240,114,450	(23,406,000)	216,708,450
Class A common stock	99	234	333
Additional paid-in capital	2,256,679	(878,920)	1,377,759
Retained earnings	2,742,605	878,686	3,621,291
Class A common stock subject to possible redemption—shares outstanding	24,011,445	(2,340,600)	21,670,845
Class A common stock—shares issued and outstanding	988,555	2,340,600	3,329,155

	For the year ended December 31, 2020 (audited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$(13,005,000)	$(13,005,000)
Change in the fair value of the Forward Purchase Agreement liability	—	(1,789,000)	(1,789,000)
Loss before income taxes	(2,354,745)	(14,794,000)	(17,148,745)
Net loss	(2,491,475)	(14,794,000)	(17,285,475)
Per Share Data:
Net loss per Class F common stock (basic and diluted)	$(0.49)	$(2.36)	$(2.85)

	For the year ended December 31, 2019 (audited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$10,850,000	$10,850,000
Change in the fair value of the Forward Purchase Agreement liability	—	(1,361,000)	(1,361,000)
Initial classification of Forward Purchase Agreement liability	—	(2,035,000)	(2,035,000)
Offering cost associated with Warrants recorded as liabilities	—	(1,465,314)	(1,465,314)
Loss on sale of Private Placement Warrants	—	(5,110,000)	(5,110,000)
Income before income taxes	3,945,833	878,686	4,824,519
Net income	2,750,226	878,686	3,628,912
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)	$(0.05)	$0.14	$0.09

	For the year ended December 31, 2020 (audited)
	As filed	Adjustments	As restated
Statement of Cash Flows
Net loss	$(2,491,475)	$(14,794,000)	$(17,285,475)
Change in the fair value of Warrant liability	—	13,005,000	13,005,000
Change in the fair value of the Forward Purchase Agreement liability	—	1,789,000	1,789,000
Net cash used in operating activities	(1,549,862)	—	(1,549,862)
Net cash provided by investing activities	851,488	—	851,488
Net cash used in financing activities	(121,200)	—	(121,200)
Net decrease in cash	(819,574)	—	(819,574)
Change in Class A common stock subject to possible redemption	(2,491,471)	(14,793,999)	(17,285,470)

	For the year ended December 31, 2019 (audited)
	As filed	Adjustments	As restated
Statement of Cash Flows
Net income	$2,750,226	$878,686	$3,628,912
Change in the fair value of Warrant liability	—	(10,850,000)	(10,850,000)
Change in the fair value of the Forward Purchase Agreement liability	—	1,361,000	1,361,000
Initial classification of Forward Purchase Agreement liability		2,035,000	2,035,000
Offering cost associated with Warrants recorded as liabilities	—	1,465,314	1,465,314
Loss on sale of Private Placement Warrant		5,110,000	5,110,000
Net cash used in operating activities	(1,255,466)	—	(1,255,466)
Net cash used in investing activities	(249,097,000)	—	(249,097,000)
Net cash provided by financing activities	251,433,770	—	251,433,770
Net increase in cash	1,081,304	—	1,081,304
Class A common stock subject to possible redemption	240,114,450	(23,406,000)	216,708,450
Initial classification of Warrant liability	—	30,860,000	30,860,000

The following presents the restatement of previously reported condensed balance sheets as of March 31, 2020, June 30, 2020, September 30, 2020, March 12, 2019, March 31, 2019, June 30, 2019 and September 30, 2019.

	As of March 31, 2020 (unaudited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$21,125,000	$21,125,000
Forward Purchase Agreement liability	—	1,992,000	1,992,000
Total liabilities	9,600,007	23,117,000	32,717,007
Class A common stock subject to possible redemption	240,599,870	(23,117,000)	217,482,870
Class A common stock	94	231	325
Additional paid-in capital	1,771,264	(1,167,917)	603,347
Retained earnings	3,228,027	1,167,686	4,395,713
Class A common stock subject to possible redemption—shares outstanding	24,059,987	(2,311,700)	21,748,287
Class A common stock—shares issued and outstanding	940,013	2,311,700	3,251,713

	As of June 30, 2020 (unaudited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$32,680,000	$32,680,000
Forward Purchase Agreement liability	—	5,221,000	5,221,000
Total liabilities	9,596,571	37,901,000	47,497,571
Class A common stock subject to possible redemption	240,470,140	(37,901,000)	202,569,140
Class A common stock	95	379	474
Additional paid-in capital	1,900,993	13,615,935	15,516,928
Retained earnings (accumulated deficit)	3,098,290	(13,616,314)	(10,518,024)
Class A common stock subject to possible redemption—shares outstanding	24,047,014	(3,790,100)	20,256,914
Class A common stock—shares issued and outstanding	952,986	3,790,100	4,743,086

	As of September 30, 2020 (unaudited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$21,280,000	$21,280,000
Forward Purchase Agreement liability	—	2,761,000	2,761,000
Total liabilities	9,155,490	24,041,000	33,196,490
Class A common stock subject to possible redemption	240,053,100	(24,041,000)	216,012,100
Class A common stock	99	241	340
Additional paid-in capital	2,318,029	(243,927)	2,074,102
Retained earnings	2,681,257	243,686	2,924,943
Class A common stock subject to possible redemption—shares outstanding	24,005,310	(2,404,100)	21,601,210
Class A common stock—shares issued and outstanding	994,690	2,404,100	3,398,790

	As of March 12, 2019 (audited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$30,860,000	$30,860,000
Forward Purchase Agreement liability	—	2,035,000	2,035,000
Total liabilities	9,852,764	32,895,000	42,747,764
Class A common stock subject to possible redemption	237,363,330	(32,895,000)	204,468,330
Class A common stock	126	329	455
Additional paid-in capital	5,007,679	8,609,985	13,617,664
Accumulated deficit	(8,522)	(8,610,314)	(8,618,836)
Class A common stock subject to possible redemption—shares outstanding	23,736,333	(3,289,500)	20,446,833
Class A common stock—shares issued and outstanding	1,263,667	3,289,500	4,553,167

	As of March 31, 2019 (unaudited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$30,595,000	$30,595,000
Forward Purchase Agreement liability	—	1,824,000	1,824,000
Total liabilities	9,558,989	32,419,000	41,977,989
Class A common stock subject to possible redemption	237,535,590	(32,419,000)	205,116,590
Class A common stock	125	324	449
Additional paid-in capital	4,835,419	8,133,990	12,969,409
Retained earnings (accumulated deficit)	163,745	(8,134,314)	(7,970,569)
Class A common stock subject to possible redemption—shares outstanding	23,753,559	(3,241,900)	20,511,659
Class A common stock—shares issued and outstanding	1,246,441	3,241,900	4,488,341

	As of June 30, 2019 (unaudited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$17,085,000	$17,085,000
Forward Purchase Agreement liability	—	2,497,000	2,497,000
Total liabilities	9,558,263	19,582,000	29,140,263
Class A common stock subject to possible redemption	238,585,190	(19,582,000)	219,003,190
Class A common stock	114	196	310
Additional paid-in capital	3,785,925	(4,702,882)	(916,957)
Retained earnings	1,213,338	4,702,686	5,916,024
Class A common stock subject to possible redemption—shares outstanding	23,858,519	(1,958,200)	21,900,319
Class A common stock—shares issued and outstanding	1,141,481	1,958,200	3,099,681

	As of September 30, 2019 (unaudited)
	As filed	Adjustments	As restated
Balance Sheet
Warrant liability	$—	$19,730,000	$19,730,000
Forward Purchase Agreement liability	—	3,053,000	3,053,000
Total liabilities	9,363,197	22,783,000	32,146,197
Class A common stock subject to possible redemption	239,638,660	(22,783,000)	216,855,660
Class A common stock	104	227	331
Additional paid-in capital	2,732,465	(1,501,913)	1,230,552
Retained earnings	2,266,811	1,501,686	3,768,497
Class A common stock subject to possible redemption—shares outstanding	23,963,866	(2,278,300)	21,685,566
Class A common stock—shares issued and outstanding	1,036,134	2,278,300	3,314,434

The following presents the restatement of previously reported unaudited condensed statements of operations for the three months ended March 31, 2020, the three and six months ended June 30, 2020, the three and nine months ended September 30, 2020, the three months ended March 31, 2019, the three and six months ended June 30, 2019 and the three and nine months ended September 30, 2019.

	For the three months ended March 31, 2020 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$(1,115,000)	$(1,115,000)
Change in the fair value of the Forward Purchase Agreement liability	—	1,404,000	1,404,000
Income before income taxes	704,813	289,000	993,813
Net income	485,422	289,000	774,422
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)	$(0.01)	$0.04	$0.03

	For the three months ended June 30, 2020 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$(11,555,000)	$(11,555,000)
Change in the fair value of the Forward Purchase Agreement liability	—	(3,229,000)	(3,229,000)
Loss before income taxes	(126,002)	(14,784,000)	(14,910,002)
Net loss	(129,737)	(14,784,000)	(14,913,737)
Per Share Data:
Net loss per Class F common stock (basic and diluted)	$(0.02)	$(2.37)	$(2.39)

	For the six months ended June 30, 2020 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$(12,670,000)	$(12,670,000)
Change in the fair value of the Forward Purchase Agreement liability	—	(1,825,000)	(1,825,000)
Income (loss) before income taxes	578,812	(14,495,000)	(13,916,188)
Net income (loss)	355,685	(14,495,000)	(14,139,315)
Per Share Data:
Net loss per Class F common stock (basic and diluted)	$(0.03)	$(2.32)	$(2.35)

	For the three months ended September 30, 2020 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$11,400,000	$11,400,000
Change in the fair value of the Forward Purchase Agreement liability	—	2,460,000	2,460,000
(Loss) income before income taxes	(429,235)	13,860,000	13,430,765
Net (loss) income	(417,033)	13,860,000	13,442,967
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)	$(0.07)	$2.23	$2.16

	For the nine months ended September 30, 2020 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$(1,270,000)	$(1,270,000)
Change in the fair value of the Forward Purchase Agreement liability	—	635,000	635,000
Income (loss) before income taxes	149,577	(635,000)	(485,423)
Net loss	(61,348)	(635,000)	(696,348)
Per Share Data:
Net loss per Class F common stock (basic and diluted)	$(0.10)	$(0.10)	$(0.20)

	For the three months ended March 31, 2019 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$265,000	$265,000
Change in the fair value of the Forward Purchase Agreement liability	—	211,000	211,000
Initial classification of Forward Purchase Agreement liability	—	(2,035,000)	(2,035,000)
Offering cost associated with Warrants recorded as liabilities	—	(1,465,314)	(1,465,314)
Loss on sale of Private Placement Warrants	—	(5,110,000)	(5,110,000)
Income (loss) before income taxes	216,918	(8,134,314)	(7,917,396)
Net income (loss)	171,366	(8,134,314)	(7,962,948)
Per Share Data:
Net loss per Class F common stock (basic and diluted)	$(0.01)	$(1.30)	$(1.31)

	For the three months ended June 30, 2019 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$13,510,000	$13,510,000
Change in the fair value of the Forward Purchase Agreement liability	—	(673,000)	(673,000)
Income before income taxes	1,369,240	12,837,000	14,206,240
Net income	1,049,594	12,837,000	13,886,594
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)	$(0.02)	$2.06	$2.04

	For the six months ended June 30, 2019 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$13,775,000	$13,775,000
Change in the fair value of the Forward Purchase Agreement liability	—	(462,000)	(462,000)
Initial classification of Forward Purchase Agreement liability	—	(2,035,000)	(2,035,000)
Offering cost associated with Warrants recorded as liabilities	—	(1,465,314)	(1,465,314)
Loss on sale of Private Placement Warrants	—	(5,110,000)	(5,110,000)
Income before income taxes	1,586,158	4,702,686	6,288,844
Net income	1,220,960	4,702,686	5,923,646
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)	$(0.02)	$0.75	$0.73

	For the three months ended September 30, 2019 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$(2,645,000)	$(2,645,000)
Change in the fair value of the Forward Purchase Agreement liability	—	(556,000)	(556,000)
Income (loss) before income taxes	1,353,400	(3,201,000)	(1,847,600)
Net income (loss)	1,053,472	(3,201,000)	(2,147,528)
Per Share Data:
Net loss per Class F common stock (basic and diluted)	$(0.01)	$(0.51)	$(0.52)

	For the nine months ended September 30, 2019 (unaudited)
	As filed	Adjustments	As restated
Statements of Operations
Change in the fair value of the Warrant liability	$—	$11,130,000	$11,130,000
Change in the fair value of the Forward Purchase Agreement liability	—	(1,018,000)	(1,018,000)
Initial classification of Forward Purchase Agreement liability	—	(2,035,000)	(2,035,000)
Offering cost associated with Warrants recorded as liabilities		(1,465,314)	(1,465,314)
Loss on sale of Private Placement Warrants		(5,110,000)	(5,110,000)
Income before income taxes	2,939,558	1,501,686	4,441,244
Net income	2,274,432	1,501,686	3,776,118
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)	$(0.04)	$0.24	$0.20

The following tables contain the restatement of previously reported unaudited condensed statements of cash flows for the three months ended March 31, 2020, the six months ended June 30, 2020, the nine months ended September 30, 2020, the three months ended March 31, 2019, the six months ended June 30, 2019, the nine months ended September 30, 2019.

	For the three months ended March 31, 2020 (unaudited)
	As filed	Adjustments	As restated
Statement of Cash Flows
Net income	$485,422	$289,000	$774,422
Change in the fair value of Warrant liability	—	1,115,000	1,115,000
Change in the fair value of the Forward Purchase Agreement liability	—	(1,404,000)	(1,404,000)
Net cash used in operating activities	(392,069)	—	(392,069)
Net cash provided by investing activities	200,000	—	200,000
Net cash used in financing activities	(73,736)	—	(73,736)
Net decrease in cash	(265,805)	—	(265,805)
Class A common stock subject to possible redemption	485,420	289,000	774,420

	For the six months ended June 30, 2020 (unaudited)
	As filed	Adjustments	As restated
Statement of Cash Flows
Net income (loss)	$355,685	$(14,495,000)	$(14,139,315)
Change in the fair value of Warrant liability	—	12,670,000	12,670,000
Change in the fair value of the Forward Purchase Agreement liability	—	1,825,000	1,825,000
Net cash used in operating activities	(561,642)	—	(561,642)
Net cash provided by investing activities	707,600	—	707,600
Net cash used in financing activities	(70,954)	—	(70,954)
Net increase in cash	75,004	—	75,004
Class A common stock subject to possible redemption	355,690	(14,495,000)	(14,139,310)

	For the nine months ended September 30, 2020 (unaudited)
	As filed	Adjustments	As restated
Statement of Cash Flows
Net loss	$(61,348)	$(635,000)	$(696,348)
Change in the fair value of Warrant liability	—	1,270,000	1,270,000
Change in the fair value of the Forward Purchase Agreement liability	—	(635,000)	(635,000)
Net cash used in operating activities	(1,373,968)	—	(1,373,968)
Net cash provided by investing activities	765,483	—	765,483
Net cash used in financing activities	(83,629)	—	(83,629)
Net decrease in cash	(692,114)	—	(692,114)
Class A common stock subject to possible redemption	(61,350)	(635,000)	(696,350)

	For the three months ended March 31, 2019 (unaudited)
	As filed	Adjustments	As restated
Statement of Cash Flows
Net income	$171,366	$(8,134,314)	$(7,962,948)
Change in the fair value of Warrant liability	—	(265,000)	(265,000)
Change in the fair value of the Forward Purchase Agreement liability	—	(211,000)	(211,000)
Initial classification of Forward Purchase Agreement liability	—	2,035,000	2,035,000
Offering cost associated with Warrants recorded as liabilities	—	1,465,314	1,465,314
Loss on sale of Private Placement Warrants	—	5,110,000	5,110,000
Net cash provided by (used in) operating activities	239,455	—	239,455
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,342,222	—	251,342,222
Net increase in cash	1,581,677	—	1,581,677
Class A common stock subject to possible redemption	237,535,590	(32,419,000)	205,116,590
Initial classification of Warrant liability	—	30,860,000	30,860,000

	For the six months ended June 30, 2019 (unaudited)
	As filed	Adjustments	As restated
Statement of Cash Flows
Net income	$1,220,960	$4,702,686	$5,923,646
Change in the fair value of Warrant liability	—	(13,775,000)	(13,775,000)
Change in the fair value of the Forward Purchase Agreement liability	—	462,000	462,000
Initial classification of Forward Purchase Agreement liability	—	2,035,000	2,035,000
Offering cost associated with Warrants recorded as liabilities	—	1,465,314	1,465,314
Loss on sale of Private Placement Warrants	—	5,110,000	5,110,000
Net cash used in operating activities	(306,922)	—	(306,922)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,398,074	—	251,398,074
Net increase in cash	1,091,152	—	1,091,152
Change in Class A common stock subject to possible redemption	238,585,190	(19,582,000)	219,003,190
Initial classification of Warrant liability	—	30,860,000	30,860,000

	For the nine months ended September 30, 2019 (unaudited)
	As filed	Adjustments	As restated
Statement of Cash Flows
Net income	$2,274,432	$1,501,686	$3,776,118
Change in the fair value of Warrant liability	—	(11,130,000)	(11,130,000)
Change in the fair value of the Forward Purchase Agreement liability	—	1,018,000	1,018,000
Initial classification of Forward Purchase Agreement liability	—	2,035,000	2,035,000
Offering cost associated with Warrants recorded as liabilities	—	1,465,314	1,465,314
Loss on sale of Private Placement Warrants	—	5,110,000	5,110,000
Net cash used in operating activities	(856,547)	—	(856,547)
Net cash used in investing activities	(249,422,674)	—	(249,422,674)
Net cash provided by financing activities	251,360,801	—	251,360,801
Net increase in cash	1,081,580	—	1,081,580
Class A common stock subject to possible redemption	239,638,600	(22,783,000)	216,855,660
Initial classification of Warrant liability	—	30,860,000	30,860,000